SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Additional Information) (Details)		1 Months Ended				12 Months Ended
	Apr. 23, 2018 USD ($)	May 31, 2023 USD ($)	Apr. 30, 2022 USD ($) shares	Oct. 31, 2021 USD ($)	Apr. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	May 08, 2023 USD ($)	Apr. 15, 2022 shares	Jan. 01, 2022 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2018 shares	May 04, 2018 USD ($)	Nov. 30, 2016 $ / shares shares	Oct. 31, 2016 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity attributable to parent						$ 1,039,397,000	$ 1,091,231,000	$ 982,327,000
New shares issued (in shares) | shares							10,786
Common stock, par value (in dollars per share) | $ / shares					$ 0.01	$ 0.01	$ 0.01								$ 0.01
Options exercised (in shares) | shares						0	85,500	129,000
Payments in lieu of issuing shares								$ 100,000
Proceeds from issuance of common stock						$ 0	$ 0	89,280,000
Repurchase of bonds						$ 205,848,000	$ 0	215,098,000
Common shares, authorized (in shares) | shares						300,000,000	300,000,000
Total authorized for share lending arrangement (in shares) | shares					7,000,000	11,765,842
Authorized repurchase amount									$ 100,000,000
Own share lending arrangement shares, held by transfer agent (in shares) | shares						700
Number of shares repurchased (in shares) | shares						1,095,095
Average cost per share repurchased (in dollars per share) | $ / shares						$ 9.27
Value of shares repurchased						$ 10,200,000
Remaining authorized purchase amount						89,847,972
Shares outstanding value						0
Retained earnings / (accumulated deficit)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity attributable to parent						960,000	$ 40,015,000	(92,720,000)				$ (257,063,000)
Dividends declared						122,992,000	74,318,000	0
Additional paid-in capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity attributable to parent						618,164,000	616,554,000	621,037,000				531,382,000
Payments in lieu of issuing shares						0	0	(97,000)
Contributed surplus
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity attributable to parent						424,562,000	424,562,000	461,818,000				$ 539,370,000
Dividends declared						$ 0	$ 37,256,000	77,552,000
Senior unsecured convertible bonds due 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate debt amount																$ 225,000,000
Senior unsecured convertible bonds due 2021 | Additional paid-in capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023								4,600,000
General share lending agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares loaned to affiliate (in shares) | shares															8,000,000
4.875% senior unsecured convertible bonds due 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate (as a percent)							4.875%
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023					$ 7,900,000		$ (100,000)
4.875% senior unsecured convertible bonds due 2023 | Additional paid-in capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023	$ 7,900,000
Senior unsecured convertible bonds due 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate (as a percent)				5.75%												5.75%
Repurchase of bonds								67,600,000
Total allocated as the reacquisition of the equity component								400,000
Shares loaned to affiliate (in shares) | shares					3,765,842											8,000,000
Own share lending arrangement, shares transferred (in shares) | shares						8,000,000
Amount of debt repurchased				$ 144,700,000
4.875% senior unsecured convertible bonds due 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate (as a percent)	4.875%					4.875%
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023						$ 800,000	$ 800,000	6,700,000
Repurchase of bonds						$ 53,000,000		2,000,000
Total allocated as the reacquisition of the equity component								$ 100,000
Aggregate debt amount	$ 150,000,000													$ 14,000,000
Shares loaned to affiliate (in shares) | shares						3,765,842							3,765,842
Own share lending arrangement, shares transferred (in shares) | shares						3,765,142
Debt instrument, convertible, conversion ratio	0.0528157000					0.0850332000
Amount of debt repurchased		$ 84,900,000
Dividend Reinvestment Plan (DRIP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend reinvestment plan, maximum number of shares authorized (in shares) | shares										10,000,000
At The Market
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
New shares issued (in shares) | shares			11,400,000
Equity distribution agreement, maximum value of shares authorized			$ 100,000,000
Proceeds from issuance of common stock			$ 90,200,000
At The Market and Dividend Reinvestment Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
New shares issued (in shares) | shares						0	0	10,700,000
Proceeds from issuance of common stock								$ 89,400,000
Premium on issuance of new shares								89,300,000
Cumulative Effect, Period Of Adoption, Adjustment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity attributable to parent											$ (1,600,000)
Cumulative Effect, Period Of Adoption, Adjustment | Retained earnings / (accumulated deficit)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity attributable to parent								4,285,000			4,300,000
Cumulative Effect, Period Of Adoption, Adjustment | Additional paid-in capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity attributable to parent								$ (5,863,000)			$ (5,900,000)